Revenue Recognition - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jan. 31, 2021
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net				$ 0	$ 0
Transaction price allocated to remaining performance obligations			$ 9,500,000
Remainder Of Two Thousand And Twenty Two [Member]
Disaggregation of Revenue [Line Items]
Transaction price allocated to remaining performance obligations			3,800,000
2023 [Member]
Disaggregation of Revenue [Line Items]
Transaction price allocated to remaining performance obligations			$ 5,700,000
Subsequent Event [Member]
Disaggregation of Revenue [Line Items]
Estimated revenue related to performance obligations	$ 473,379	$ 4,107,806